RELATED PARTY BALANCES AND TRANSACTIONS (Details 1) - HDSI [Member] - CAD ($)	12 Months Ended
	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2023
Statement [Line Items]
Services received based on management services agreement	$ 118,772	$ 89,402	$ 57,686
Office lease	38,623	28,452	21,883
Reimbursement of third party expenses	20,238	1,386	3,646
Total	$ 177,633	$ 119,240	$ 83,215